Share-Based Compensation and Equity - Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average volatility	31.00%	38.00%	41.00%
Risk free interest rate, Minimum	1.47%	1.08%	0.83%
Risk free interest rate, Maximum	1.66%	1.27%	1.39%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	5 years	6 years	6 years
Expected dividend yield	3.59%	3.23%	3.08%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	5 years	6 years	7 years
Expected dividend yield	3.59%	3.59%	3.23%